Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Shareholders and Other Related Parties’ Benefits	Shareholders and other related parties’ benefits
	December 31, 2023	December 31, 2022	December 31, 2021
Salary and related expenses – officers and directors	1,761	1,923	1,042
Share based payment – officers and directors	1,009	3,745	5,876

Schedule of Balances with Related Parties	Balances with related parties
Name	Nature of transaction	December 31, 2023	December 31, 2022
Officers	Salaries and related	(314)	(292)
Directors	Compensation for directors	(40)	(40)